Convertible Debt - Summary of Convertible Debt (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Sep. 29, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Issuance of convertible notes		$ 0.0		$ 8.4
Gains (losses) on change in fair value of derivatives		(0.7)	$ 3.8
Total convertible debt at end of the period		282.3		272.9
Koch Strategic Platforms Convertible Note
Disclosure of detailed information about borrowings [line items]
Principal of convertible notes at beginning of the period		110.2	101.8	101.8
Principal of convertible notes at end of the period	$ 100.0	110.2		110.2
Conversion feature at beginning of the period		6.0	19.9	19.9
Gains (losses) on change in fair value of derivatives		0.2		(13.9)
Conversion feature at end of the period		6.2		6.0
Debt component at beginning of the period		85.5	74.2	74.2
Debt component issued	72.3	0.0		8.4
Transaction costs	$ 1.6
Accrued interest paid in kind		0.0		(8.4)
Accrued interest expense and accretion		3.1		11.3
Debt component at end of the period		88.6		85.5
Total convertible debt at end of the period		94.8		91.5
Total convertible debt at end of the period		94.8		91.5
Glencore Convertible Note
Disclosure of detailed information about borrowings [line items]
Principal of convertible notes at beginning of the period		208.1
Issuance of convertible notes		0.0		208.1
Principal of convertible notes at end of the period		208.1		208.1
Conversion feature at beginning of the period		16.5	0.0	0.0
Conversion feature issued		0.0		46.2
Gains (losses) on change in fair value of derivatives		0.5		(29.7)
Conversion feature at end of the period		17.0		16.5
Debt component at beginning of the period		164.9	0.0	0.0
Debt component issued		0.0		162.0
Transaction costs		0.0		1.3
Accrued interest paid in kind		0.0		(8.1)
Accrued interest expense and accretion		5.6		12.3
Debt component at end of the period		170.5		164.9
Total convertible debt at end of the period		187.5		181.4
Payment in Kind Note
Disclosure of detailed information about borrowings [line items]
Principal of convertible notes at beginning of the period		$ 4.3	$ 1.8	1.8
Principal of convertible notes at end of the period				$ 4.3